Financial Assets and Financial Liabilities_Information About Fair Value Measurements Using Unobservable Inputs Liablities(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 11,448,850	₩ 11,284,577
Derivative linked securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 11,222,032	₩ 10,873,383
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation, the higher the fair value fluctuation	The higher the absolute value of correlation, the higher the fair value fluctuation
Derivative linked securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	1.00%	1.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	(49.00%)	(49.00%)
Derivative linked securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	58.00%	115.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	90.00%	90.11%
Stock and index
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 54,341	₩ 240,817
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation, the higher the fair value fluctuation	The higher the correlation, the higher the fair value fluctuation
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Stock and index | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Liabilities	9.00%	4.27%
Volatility Unobservable Inputs Liabilities	12.00%	2.00%
Stock and index | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Liabilities	77.00%	70.17%
Volatility Unobservable Inputs Liabilities	52.00%	54.00%
Others
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 172,477	₩ 170,377
Valuation techniques	Monte Carlo Simulation, Hull and White Model, DCF Model, Closed form formula	Monte Carlo Simulation, Hull and White Model, DCF Model, Closed form formula
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation, the higher the fair value fluctuation	The higher the absolute value of correlation, the higher the fair value fluctuation
Relationship Of Volatility Of TheInterest Rate	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Volatility Of the Stock Price	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The higher the discount rate, the lower the fair value	The higher the discount rate, the lower the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Others | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Liabilities	19.00%	(49.00%)
Volatility Of The Stock Price Unobservable Inputs Liabilities	16.28%	20.85%
Volatility Of The Interest Rate Unobservable Inputs Liabilities	0.52%	0.69%
Discount Rate Unobservable Inputs Liabilities	1.94%	2.19%
Volatility Unobservable Inputs Liabilities	2.00%	1.00%
Others | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Liabilities	90.00%	90.11%
Volatility Of The Stock Price Unobservable Inputs Liabilities	16.28%	20.85%
Volatility Of The Interest Rate Unobservable Inputs Liabilities	0.52%	0.69%
Discount Rate Unobservable Inputs Liabilities	2.00%	2.26%
Volatility Unobservable Inputs Liabilities	58.00%	115.00%